Cover	Feb. 03, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2023
Entity File Number	001-39827
Entity Registrant Name	Viveon Health Acquisition Corp.
Entity Central Index Key	0001823857
Entity Tax Identification Number	85-2788202
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Gibson, Deal & Fletcher, PC
Entity Address, Address Line Two	3953 Holcomb Bridge Road
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Norcross
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30092
City Area Code	404
Local Phone Number	861-5393
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	VHAQ.U
Security Exchange Name	NYSEAMER
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	VHAQ
Security Exchange Name	NYSEAMER
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	VHAQ.WS
Security Exchange Name	NYSEAMER
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	VHAQ.R
Security Exchange Name	NYSEAMER